SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) segment
Segment Reporting Information
Number of operating segments | segment	4	4	3
Net revenues:
Net revenues	$ 109,715	$ 182,283	$ 156,498
Cost of revenues:
Total cost of revenues	116,901	155,534	130,864
Gross profit (loss)
Total gross profit (loss)	(7,186)	26,749	25,634
Others
Net revenues:
Net revenues	3,217	6,882	5,546
PRC
Net revenues:
Net revenues	83,751	163,210	156,498
PRC | Kindergartens
Net revenues:
Net revenues	68,319	131,427	124,175
PRC | Play-and-learn centers
Net revenues:
Net revenues	12,215	24,901	26,777
Singapore
Net revenues:
Net revenues	25,964	19,073
Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	25,964	19,073	0
Operating segments
Net revenues:
Net revenues	109,715	182,283	156,498
Cost of revenues:
Total cost of revenues	116,901	155,534	130,864
Gross profit (loss)
Total gross profit (loss)	(7,186)	26,749	25,634
Operating segments | Others
Net revenues:
Net revenues	3,217	6,882	5,546
Cost of revenues:
Total cost of revenues	7,877	11,750	7,030
Gross profit (loss)
Total gross profit (loss)	(4,660)	(4,868)	(1,484)
Operating segments | PRC | Kindergartens
Net revenues:
Net revenues	68,319	131,427	124,175
Cost of revenues:
Total cost of revenues	78,901	113,315	108,140
Gross profit (loss)
Total gross profit (loss)	(10,582)	18,112	16,035
Operating segments | PRC | Play-and-learn centers
Net revenues:
Net revenues	12,215	24,901	26,777
Cost of revenues:
Total cost of revenues	8,610	14,269	15,694
Gross profit (loss)
Total gross profit (loss)	3,605	10,632	11,083
Operating segments | Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	25,964	19,073	0
Cost of revenues:
Total cost of revenues	21,513	16,200	0
Gross profit (loss)
Total gross profit (loss)	$ 4,451	$ 2,873	$ 0